UNAUDITED INTERIM CONDENSED CONSOLIDATED INCOME STATEMENTS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	€ 74,635	€ 51,262
Personnel expenses	(8,794)	(6,443)
Depreciation and amortization	(47)	(346)
Other operating expenses	(77,101)	(69,738)
Operating expenses	(85,942)	(76,527)
OPERATING INCOME/(LOSS)	(11,307)	(25,265)
Finance Income / (costs)	8,565	10,227
Net financial results	8,565	10,227
NET INCOME/(LOSS) BEFORE TAX	(2,742)	(15,038)
Income tax benefit/(expense)	2,417	(1,723)
NET INCOME/(LOSS) FOR THE PERIOD	(325)	(16,761)
Attributable to equity holders of the Parent	(305)	(16,761)
Attributable to non-controlling interests	€ (20)
Basic earnings per share attributable to equity holders of the parent (Euro)	€ (0.007)	€ (0.370)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ (0.007)	€ (0.370)